FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Derivative Volumes) (Detail)	Mar. 31, 2015 GWh	Dec. 31, 2014 GWh	Dec. 31, 2013 GWh
Power Contracts (in GWh) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives Volumes	1,008	2,604	779
Gas Contracts (in GBtu) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives Volumes	24,027,000,000	19,932,000,000	9,615,000,000